UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund III
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: September 30
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund III:

Aegon Emerging Markets Debt Fund
Aegon Short Duration High Yield Fund
(The Funds commenced operations June 14, 2019)

Non-Voting Funds

Aegon Emerging Markets Debt Fund
The registrant was not entitled to vote on any shareholder matters relating to a portfolio security held by the
Aegon Emerging Markets Debt Fund during the period covered by this report.
Aegon Short Duration High Yield Fund
The registrant was not entitled to vote on any shareholder matters relating to a portfolio security held by the
Aegon Short Duration High Yield Fund during the period covered by this report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund III

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 29, 2019